UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q/A

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA CORNERSTONE STRATEGY FUND - 1ST QUARTER REPORT - PERIOD ENDED
AUGUST 31, 2005



[LOGO OF USAA]
   USAA(R)

                                   USAA CORNERSTONE
                                          STRATEGY Fund

                                   [GRAPHIC OF USAA CORNERSTONE STRATEGY FUND]

                          1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
     AUGUST 31, 2005

                                                                      (Form N-Q)

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USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                          MARKET
     NUMBER                                                                                VALUE
  OF SHARES   SECURITY                                                                     (000)
------------------------------------------------------------------------------------------------
              U.S. EQUITIES (50.7%)

              U.S. STOCKS (49.9%)

              AEROSPACE & DEFENSE (2.2%)
    142,600   Boeing Co.                                                              $    9,557
     52,000   Engineered Support Systems, Inc.                                             1,773
     54,600   General Dynamics Corp.                                                       6,257
     60,800   Precision Castparts Corp.                                                    5,878
    221,600   United Technologies Corp.                                                   11,080
                                                                                      ----------
                                                                                          34,545
                                                                                      ----------
              ALUMINUM (0.4%)
    207,300   Alcoa, Inc.                                                                  5,554
                                                                                      ----------
              APPAREL RETAIL (0.6%)
     29,300   Abercrombie & Fitch Co. "A"                                                  1,629
     55,000   Chico's FAS, Inc.*                                                           1,909
    166,900   Christopher & Banks Corp.                                                    2,682
    163,800   Pacific Sunwear of California, Inc.*                                         3,912
                                                                                      ----------
                                                                                          10,132
                                                                                      ----------
              APPLICATION SOFTWARE (0.7%)
     47,500   Autodesk, Inc.                                                               2,052
    180,600   Intuit, Inc.*                                                                8,279
     37,100   Mercury Interactive Corp.*                                                   1,360
                                                                                      ----------
                                                                                          11,691
                                                                                      ----------
              ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
    137,200   Northern Trust Corp.                                                         6,838
     68,700   Nuveen Investments, Inc. "A"                                                 2,583
    173,200   State Street Corp.                                                           8,371
                                                                                      ----------
                                                                                          17,792
                                                                                      ----------
              AUTOMOTIVE RETAIL (0.1%)
     80,800   O'Reilly Automotive, Inc.*                                                   2,228
                                                                                      ----------
              BIOTECHNOLOGY (1.4%)
    111,500   Amgen, Inc.*                                                                 8,909
     42,300   Applera Corp. - Applied Biosystems Group                                       909
     66,600   Charles River Laboratories International, Inc.*                              3,385
    122,700   Genzyme Corp.*                                                               8,732
                                                                                      ----------
                                                                                          21,935
                                                                                      ----------
              BROADCASTING & CABLE TV (0.3%)
    174,400   Comcast Corp. "A"*                                                           5,263
                                                                                      ----------
              CASINOS & GAMING (0.3%)
     37,600   Harrah's Entertainment, Inc.                                                 2,615
     72,100   Shuffle Master, Inc.(h)*                                                     1,763
                                                                                      ----------
                                                                                           4,378
                                                                                      ----------
              COMMUNICATIONS EQUIPMENT (1.8%)
    563,200   Cisco Systems, Inc.*                                                         9,924
    702,500   Corning, Inc.*                                                              14,022
    223,000   Motorola, Inc.                                                               4,879
                                                                                      ----------
                                                                                          28,825
                                                                                      ----------
              COMPUTER HARDWARE (0.5%)
    225,000   Dell, Inc.*                                                                  8,010
                                                                                      ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                          MARKET
     NUMBER                                                                                VALUE
  OF SHARES   SECURITY                                                                     (000)
------------------------------------------------------------------------------------------------
              COMPUTER STORAGE & PERIPHERALS (0.3%)
     59,000   QLogic Corp.*                                                           $    2,039
     63,500   SanDisk Corp.*                                                               2,466
                                                                                      ----------
                                                                                           4,505
                                                                                      ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
     95,600   Caterpillar, Inc.                                                            5,305
     67,800   Oshkosh Truck Corp.                                                          2,719
                                                                                      ----------
                                                                                           8,024
                                                                                      ----------
              CONSTRUCTION MATERIALS (0.3%)
     63,600   Vulcan Materials Co.                                                         4,570
                                                                                      ----------
              CONSUMER ELECTRONICS (0.1%)
     36,100   Garmin Ltd.(h)                                                               2,090
                                                                                      ----------
              CONSUMER FINANCE (0.2%)
     33,100   Capital One Financial Corp.                                                  2,722
     41,200   First Marblehead Corp.*                                                      1,192
                                                                                      ----------
                                                                                           3,914
                                                                                      ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
     60,500   Affiliated Computer Services, Inc. "A"*                                      3,143
     36,900   DST Systems, Inc.*                                                           1,982
    185,500   First Data Corp.                                                             7,707
     42,900   Fiserv, Inc.*                                                                1,925
                                                                                      ----------
                                                                                          14,757
                                                                                      ----------
              DEPARTMENT STORES (0.5%)
    152,400   Kohl's Corp.*                                                                7,993
                                                                                      ----------
              DIVERSIFIED BANKS (1.2%)
    432,000   Bank of America Corp.                                                       18,589
                                                                                      ----------
              DIVERSIFIED CHEMICALS (0.5%)
    199,800   Du Pont (E.I.) De Nemours & Co.                                              7,906
                                                                                      ----------
              DRUG RETAIL (0.0%)(r)
    126,000   Rite Aid Corp.(h)*                                                             514
                                                                                      ----------
              EDUCATIONAL SERVICES (0.5%)
     85,000   Career Education Corp.*                                                      3,332
    101,000   ITT Educational Services, Inc.*                                              5,135
                                                                                      ----------
                                                                                           8,467
                                                                                      ----------
              ELECTRIC UTILITIES (0.9%)
    336,900   PG&E Corp.                                                                  12,640
     10,000   Southern California Edison Co., Series A (Preferred)                         1,024
                                                                                      ----------
                                                                                          13,664
                                                                                      ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.0%)(r)
        240   Symbol Technologies, Inc.                                                        2
                                                                                      ----------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
     65,200   Benchmark Electronics, Inc.*                                                 1,898
                                                                                      ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
     80,500   Waste Connections, Inc.*                                                     2,845
                                                                                      ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                          MARKET
     NUMBER                                                                                VALUE
  OF SHARES   SECURITY                                                                     (000)
------------------------------------------------------------------------------------------------
              GENERAL MERCHANDISE STORES (0.1%)
     72,400   Dollar Tree Stores, Inc.*                                               $    1,649
                                                                                      ----------
              GOLD (0.2%)
     86,300   Newmont Mining Corp.                                                         3,416
                                                                                      ----------
              HEALTH CARE EQUIPMENT (2.6%)
    172,100   Baxter International, Inc.                                                   6,941
     87,400   Biomet, Inc.                                                                 3,224
     48,700   Diagnostic Products Corp.                                                    2,630
    174,900   Fisher Scientific International, Inc.(h)*                                   11,277
     22,700   Kinetic Concepts, Inc.*                                                      1,244
    263,700   Medtronic, Inc.                                                             15,031
     41,500   Waters Corp.*                                                                1,887
                                                                                      ----------
                                                                                          42,234
                                                                                      ----------
              HEALTH CARE FACILITIES (0.2%)
     65,100   Triad Hospitals, Inc.*                                                       3,134
                                                                                      ----------
              HEALTH CARE SERVICES (0.6%)
    131,400   Dendrite International, Inc.*                                                2,379
    151,700   Omnicare, Inc.                                                               7,972
                                                                                      ----------
                                                                                          10,351
                                                                                      ----------
              HEALTH CARE SUPPLIES (0.2%)
     56,500   Cooper Companies, Inc.                                                       3,874
                                                                                      ----------
              HOME FURNISHINGS (0.1%)
    144,100   Tempur-Pedic International, Inc.(h)*                                         2,316
                                                                                      ----------
              HOME IMPROVEMENT RETAIL (0.6%)
    160,300   Lowe's Companies, Inc.                                                      10,309
                                                                                      ----------
              HOMEBUILDING (0.5%)
    231,633   D.R. Horton, Inc.                                                            8,552
                                                                                      ----------
              HOTELS, RESORTS, & CRUISE LINES (0.2%)
    103,500   Hilton Hotels Corp.                                                          2,398
                                                                                      ----------
              HOUSEHOLD PRODUCTS (1.2%)
    340,700   Procter & Gamble Co.                                                        18,902
                                                                                      ----------
              HOUSEWARES & SPECIALTIES (0.1%)
     79,200   Yankee Candle Co., Inc.                                                      2,176
                                                                                      ----------
              INDUSTRIAL CONGLOMERATES (1.1%)
    525,800   General Electric Co.                                                        17,672
                                                                                      ----------
              INDUSTRIAL GASES (0.2%)
     53,400   Air Products & Chemicals, Inc.                                               2,958
                                                                                      ----------
              INDUSTRIAL MACHINERY (0.6%)
    121,200   Ingersoll-Rand Co. Ltd. "A"                                                  9,650
                                                                                      ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                          MARKET
     NUMBER                                                                                VALUE
  OF SHARES   SECURITY                                                                     (000)
------------------------------------------------------------------------------------------------
              INSURANCE BROKERS (0.1%)
     58,200   Arthur J. Gallagher & Co.                                               $    1,662
                                                                                      ----------
              INTEGRATED OIL & GAS (2.2%)
    227,700   ConocoPhillips                                                              15,014
    331,600   Exxon Mobil Corp.                                                           19,863
                                                                                      ----------
                                                                                          34,877
                                                                                      ----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
    455,070   Sprint Nextel Corp.                                                         11,800
                                                                                      ----------
              INTERNET SOFTWARE & SERVICES (0.5%)
    248,900   Yahoo!, Inc.*                                                                8,298
                                                                                      ----------
              INVESTMENT BANKING & BROKERAGE (1.1%)
    334,100   E*TRADE Financial Corp.*                                                     5,346
    217,100   Merrill Lynch & Co., Inc.                                                   12,409
                                                                                      ----------
                                                                                          17,755
                                                                                      ----------
              LIFE & HEALTH INSURANCE (0.3%)
    207,300   UnumProvident Corp.                                                          4,005
                                                                                      ----------
              MANAGED HEALTH CARE (1.7%)
     86,800   Coventry Health Care, Inc.*                                                  6,944
    200,800   Health Net, Inc.*                                                            9,259
    150,000   WellPoint, Inc.*                                                            11,137
                                                                                      ----------
                                                                                          27,340
                                                                                      ----------
              MOVIES & ENTERTAINMENT (1.6%)
  1,008,300   Time Warner, Inc.                                                           18,069
    222,700   Viacom, Inc. "B"                                                             7,569
                                                                                      ----------
                                                                                          25,638
                                                                                      ----------
              MULTI-LINE INSURANCE (0.5%)
    129,300   American International Group, Inc.                                           7,655
                                                                                      ----------

              OIL & GAS DRILLING (0.5%)
    163,600   GlobalSantaFe Corp.(h)                                                       7,670
                                                                                      ----------

              OIL & GAS EQUIPMENT & SERVICES (0.8%)
     21,900   National Oilwell Varco, Inc.*                                                1,406
    124,400   Schlumberger Ltd.                                                           10,727
      8,500   Tidewater, Inc.                                                                379
                                                                                      ----------
                                                                                          12,512
                                                                                      ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.5%)
    224,400   Chesapeake Energy Corp.                                                      7,093
    150,500   Noble Energy, Inc.                                                          13,265
     98,833   XTO Energy, Inc.                                                             3,934
                                                                                      ----------
                                                                                          24,292
                                                                                      ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
    352,743   Citigroup, Inc.                                                             15,440
                                                                                      ----------
              PACKAGED FOODS & MEAT (0.3%)
     87,100   General Mills, Inc.                                                          4,017
                                                                                      ----------

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                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                          MARKET
     NUMBER                                                                                VALUE
  OF SHARES   SECURITY                                                                     (000)
------------------------------------------------------------------------------------------------
              PAPER PRODUCTS (0.2%)
    100,200   International Paper Co.                                                 $    3,091
                                                                                      ----------
              PHARMACEUTICALS (2.5%)
    231,300   Abbott Laboratories                                                         10,438
    126,700   Eli Lilly and Co.                                                            6,971
    325,000   Pfizer, Inc.                                                                 8,278
    334,500   Schering-Plough Corp.                                                        7,162
    168,400   Wyeth                                                                        7,711
                                                                                      ----------
                                                                                          40,560
                                                                                      ----------
              PROPERTY & CASUALTY INSURANCE (0.9%)
     63,300   Ambac Financial Group, Inc.                                                  4,341
    232,123   St. Paul Travelers Companies, Inc.                                           9,984
                                                                                      ----------
                                                                                          14,325
                                                                                      ----------
              REAL ESTATE INVESTMENT TRUSTS (0.5%)
    102,600   Simon Property Group, Inc.                                                   7,805
                                                                                      ----------
              REGIONAL BANKS (0.4%)
     90,600   UnionBanCal Corp.                                                            6,140
                                                                                      ----------
              RESTAURANTS (0.5%)
    108,800   CBRL Group, Inc.                                                             3,934
     92,000   Yum! Brands, Inc.                                                            4,359
                                                                                      ----------
                                                                                           8,293
                                                                                      ----------
              SEMICONDUCTOR EQUIPMENT (0.3%)
     82,600   Lam Research Corp.*                                                          2,618
     50,800   Varian Semiconductor Equipment Associates, Inc.*                             2,302
                                                                                      ----------
                                                                                           4,920
                                                                                      ----------
              SEMICONDUCTORS (1.6%)
     74,700   Analog Devices, Inc.                                                         2,723
    327,800   Intel Corp.                                                                  8,431
     46,500   International Rectifier Corp.*                                               2,236
     73,900   Microchip Technology, Inc.                                                   2,300
    307,400   Texas Instruments, Inc.                                                     10,046
                                                                                      ----------
                                                                                          25,736
                                                                                      ----------
              SOFT DRINKS (0.8%)
    224,900   PepsiCo, Inc.                                                               12,336
                                                                                      ----------
              SPECIALTY STORES (0.6%)
    256,500   Michaels Stores, Inc.                                                        9,311
                                                                                      ----------
              SYSTEMS SOFTWARE (1.6%)
    963,100   Microsoft Corp.                                                             26,389
                                                                                      ----------
              TECHNOLOGY DISTRIBUTORS (0.2%)
     44,400   CDW Corp.                                                                    2,623
                                                                                      ----------
              THRIFTS & MORTGAGE FINANCE (1.3%)
     56,700   Freddie Mac(k,+)                                                             3,423
    117,200   Golden West Financial Corp.                                                  7,148
    125,200   IndyMac Bancorp, Inc.                                                        4,987
    225,500   Sovereign Bancorp, Inc.                                                      5,259
                                                                                      ----------
                                                                                          20,817
                                                                                      ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                          MARKET
     NUMBER                                                                                VALUE
  OF SHARES   SECURITY                                                                     (000)
------------------------------------------------------------------------------------------------
              TOBACCO (0.9%)
    204,100   Altria Group, Inc.                                                      $   14,430
                                                                                      ----------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
     53,400   Fastenal Co.                                                                 3,235
                                                                                      ----------
              TRUCKING (0.2%)
     72,400   Yellow Roadway Corp.*                                                        3,392
                                                                                      ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    235,900   Alamosa Holdings, Inc.*                                                      4,081
                                                                                      ----------
              Total U.S. stocks (cost: $679,419)                                         800,127
                                                                                      ----------
              EXCHANGE-TRADED FUNDS (0.8%)
     70,800   iShares Russell 2000 Growth Index Fund(h)                                    4,852
     66,200   MidCap SPDR Trust Series 1(h)                                                8,633
                                                                                      ----------
              Total exchange-traded funds (cost: $11,594)                                 13,485
                                                                                      ----------
              Total U.S. equities (cost: $691,013)                                       813,612
                                                                                      ----------
              INTERNATIONAL STOCKS (20.6%)

              AUSTRALIA (0.2%)
    319,163   QBE Insurance Group Ltd. (Property & Casualty Insurance)(h)                  4,138
                                                                                      ----------
              AUSTRIA (0.4%)
    110,280   Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)              6,120
                                                                                      ----------
              BRAZIL (0.2%)
     76,470   Companhia Vale Do Rio Doce ADR (Steel)                                       2,630
                                                                                      ----------
              CANADA (0.7%)
     83,500   Canadian National Railway Co. (Railroads)(h)                                 5,534
    109,050   EnCana Corp. (Oil & Gas Exploration & Production)                            5,348
                                                                                      ----------
                                                                                          10,882
                                                                                      ----------
              CHINA (0.4%)
  8,080,500   CNOOC Ltd. (Oil & Gas Exploration & Production)                              5,813
                                                                                      ----------
              FRANCE (3.9%)
    268,580   AXA S.A. (Multi-Line Insurance)                                              7,184
      9,847   Air Liquide S.A. (Industrial Gases)(h)                                       1,718
     46,323   Air Liquide S.A. - Bonus Shares (Industrial Gases)
                 (acquired 7/03/2002-11/11/2004; cost $6,236)(n,p)                         8,079
     96,780   Business Objects S.A. (Application Software)*                                3,233
    174,501   Credit Agricole S.A. (Regional Banks)                                        4,672
     37,400   Groupe DANONE (Packaged Foods & Meat)                                        3,958
     78,500   LVMH Moet Hennessy Louis Vuitton S.A.
                 (Apparel & Accessories & Luxury Goods)                                    6,378
     67,550   Sanofi-Aventis S.A. (Pharmaceuticals)                                        5,797
    112,004   Schneider Electric S.A. (Electrical Components & Equipment)                  8,841
     47,395   Societe Television Francaise 1 (Broadcasting & Cable TV)                     1,277
     36,060   Total S.A. (Integrated Oil & Gas)                                            9,501
     67,890   Veolia Environnement S.A. (Multi-Utilities)                                  2,778
                                                                                      ----------
                                                                                          63,416
                                                                                      ----------

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==================--------------------------------------------------------------
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                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                          MARKET
     NUMBER                                                                                VALUE
  OF SHARES   SECURITY                                                                     (000)
------------------------------------------------------------------------------------------------
              GERMANY (0.2%)
     65,470   Schering AG (Pharmaceuticals)                                           $    4,149
                                                                                      ----------
              HONG KONG (0.4%)
    356,000   Esprit Holdings Ltd. (Apparel Retail)                                        2,628
  3,497,000   Hutchison Telecommunications International Ltd.
                 (Wireless Telecommunication Services)*                                    4,179
                                                                                      ----------
                                                                                           6,807
                                                                                      ----------
              HUNGARY (0.3%)
     61,190   OTP Bank Ltd. GDR (Regional Banks)(h)                                        4,822
                                                                                      ----------
              INDONESIA (0.1%)
  3,925,000   PT Bank Central Asia Tbk (Diversified Banks)                                 1,306
                                                                                      ----------
              IRELAND (0.2%)
    211,720   Depfa Bank plc (Specialized Finance)                                         3,577
                                                                                      ----------
              ISRAEL (0.2%)
    147,200   Check Point Software Technologies Ltd. (Systems Software)*                   3,321
                                                                                      ----------
              ITALY (0.3%)
     43,649   FastWeb S.p.A. (Communications Equipment)*                                   1,880
    502,590   UniCredito Italiano S.p.A. (Regional Banks)                                  2,875
                                                                                      ----------
                                                                                           4,755
                                                                                      ----------
              JAPAN (3.4%)
    570,000   Asahi Glass Co. Ltd. (Building Products)                                     5,872
    218,000   Bridgestone Corp. (Tires & Rubber)                                           4,323
    126,000   Canon, Inc. (Electronic Equipment Manufacturers)                             6,379
    130,800   Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                             2,474
    148,000   Kaneka Corp. (Diversified Chemicals)                                         1,784
     23,400   Murata Manufacturing Co. Ltd. (Electrical Components & Equipment)            1,231
     37,000   Nintendo Co. Ltd. (Leisure Products)                                         3,898
     70,300   Nitto Denko Corp. (Specialty Chemicals)                                      4,492
     68,400   Omron Corp. (Electrical Components & Equipment)                              1,518
    201,000   Ricoh Co. Ltd. (Office Electronics)                                          3,131
     59,000   Sekisui Chemical Co. Ltd. (Homebuilding)                                       383
    683,000   Shinsei Bank Ltd. (Diversified Banks)                                        4,231
  1,205,000   Tokyo Gas Co. Ltd. (Gas Utilities)                                           4,508
    655,000   Toray Industries, Inc. (Textiles)(h)                                         3,005
    163,500   Toyota Motor Corp. (Automobile Manufacturers)                                6,694
                                                                                      ----------
                                                                                          53,923
                                                                                      ----------
              KOREA (0.5%)
     15,220   Samsung Electronics Co. Ltd. (Semiconductors)                                8,043
                                                                                      ----------
              MEXICO (0.3%)
     49,650   Grupo Televisa S.A. de C.V. ADR (Broadcasting & Cable TV)                    3,118
    522,200   Wal-Mart de Mexico S.A. (General Merchandise Stores)                         2,275
                                                                                      ----------
                                                                                           5,393
                                                                                      ----------

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                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                          MARKET
     NUMBER                                                                                VALUE
  OF SHARES   SECURITY                                                                     (000)
------------------------------------------------------------------------------------------------
              NETHERLANDS (0.3%)
     40,000   Aegon N.V. (Preferred) (Life & Health Insurance)                        $    1,035
    235,500   Reed Elsevier N.V. (Publishing)(h)                                           3,299
                                                                                      ----------
                                                                                           4,334
                                                                                      ----------
              POLAND (0.1%)
    209,610   Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)               1,858
                                                                                      ----------
              SINGAPORE (0.3%)
  3,112,080   Singapore Telecommunications Ltd. (Integrated Telecommunication
                 Services)                                                                 4,785
                                                                                      ----------
              SPAIN (1.1%)
    342,780   Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)                     5,709
    121,850   Iberdrola S.A. (Electric Utilities)                                          3,137
    523,929   Telefonica S.A. (Integrated Telecommunication Services)                      8,686
                                                                                      ----------
                                                                                          17,532
                                                                                      ----------
              SWEDEN (1.1%)
    160,270   Atlas Copco AB "A" (Industrial Machinery)                                    2,784
    115,600   Hennes & Mauritz AB "B" (Apparel Retail)                                     4,037
    780,550   LM Ericsson Telephone Co. "B" ADR (Communications Equipment)                 2,724
    173,890   Sandvik AB (Industrial Machinery)                                            7,738
                                                                                      ----------
                                                                                          17,283
                                                                                      ----------
              SWITZERLAND (1.8%)
     30,081   Nestle S.A. (Packaged Foods & Meat)                                          8,461
     70,050   Roche Holdings AG (Pharmaceuticals)                                          9,715
      7,982   Syngenta AG (Specialty Chemicals)                                              852
     16,980   Synthes, Inc. (Health Care Equipment)                                        2,046
     87,267   UBS AG (Diversified Capital Markets)                                         7,168
                                                                                      ----------
                                                                                          28,242
                                                                                      ----------
              THAILAND (0.1%)
    623,200   Bangkok Bank Public Co. Ltd. (Diversified Banks)                             1,682
                                                                                      ----------
              UNITED KINGDOM (4.1%)
    193,060   Amvescap plc (Investment Banking & Brokerage)                                1,278
    122,580   AstraZeneca plc (Pharmaceuticals)                                            5,618
    192,260   BG Group plc (Oil & Gas Exploration & Production)                            1,737
     82,050   BOC Group plc (Diversified Chemicals)                                        1,556
    318,160   Diageo plc (Distillers & Vintners)                                           4,564
  1,287,970   Hilton Group plc (Casinos & Gaming)                                          7,339
    128,030   Next plc (Apparel Retail)                                                    3,494
    414,970   Reckitt Benckiser plc (Household Products)                                  12,897
    431,080   Smith & Nephew plc (Health Care Equipment)                                   4,153
    793,500   Tesco plc (Food Retail)                                                      4,682
  3,012,400   Vodafone Group plc (Wireless Telecommunication Services)                     8,280
    646,120   William Hill plc (Casinos & Gaming)                                          6,874
    331,460   Yell Group plc (Publishing)                                                  2,707
                                                                                      ----------
                                                                                          65,179
                                                                                      ----------
              Total international stocks (cost: $244,789)                                329,990
                                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

  PRINCIPAL                                                                                                                 MARKET
     AMOUNT                                                                         COUPON                                   VALUE
      (000)   SECURITY                                                                RATE             MATURITY              (000)
----------------------------------------------------------------------------------------------------------------------------------
              BONDS (21.5%)

              CORPORATE OBLIGATIONS (11.4%)

              APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    $ 1,000   Kellwood Co., Debentures                                                7.63%          10/15/2017         $    1,020
      1,000   Kellwood Co., Senior Notes                                              7.88            7/15/2009              1,063
                                                                                                                        ----------
                                                                                                                             2,083
                                                                                                                        ----------
              BROADCASTING & CABLE TV (0.2%)
      2,000   Cox Communications, Inc., Notes                                         4.63            6/01/2013              1,945
      1,000   Liberty Media Corp., Senior Notes(h)                                    5.70            5/15/2013                930
      1,000   Liberty Media Corp., Senior Notes                                       7.88            7/15/2009              1,070
                                                                                                                        ----------
                                                                                                                             3,945
                                                                                                                        ----------
              CASINOS & GAMING (0.1%)
      1,000   Harrahs Operating Co., Inc., Bonds(b)                                   5.63            6/01/2015              1,029
                                                                                                                        ----------
              CONSUMER FINANCE (0.7%)
      2,000   American Honda Finance Corp., MTN(b)                                    3.88(c)         5/11/2007              2,003
      1,000   Ford Motor Credit Co., Senior Notes                                     4.95            1/15/2008                962
      1,000   Ford Motor Credit Co., Notes                                            7.00           10/01/2013                960
      2,000   General Motors Acceptance Corp., MTN                                    4.87(c)        10/20/2005              2,002
      1,000   General Motors Acceptance Corp., Notes                                  6.75           12/01/2014                921
      1,000   General Motors Acceptance Corp., Notes                                  8.00           11/01/2031                928
      2,000   Household Finance Corp., Notes                                          6.38           10/15/2011              2,181
      2,000   SLM Corp., MTN, CPI Floating Rate Notes                                 4.18(c)         6/01/2009              1,985
                                                                                                                        ----------
                                                                                                                            11,942
                                                                                                                        ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
      2,000   Fiserv, Inc., Notes                                                     4.00            4/15/2008              1,965
                                                                                                                        ----------
              DIVERSIFIED BANKS (0.4%)
      2,600   Bank of America Corp., Subordinated Notes                               9.38            9/15/2009              3,070
      1,000   Emigrant Bancorp, Inc., Senior Notes(b)                                 6.25            6/15/2014              1,065
      1,000   JPMorgan Chase & Co., Notes                                             4.50            1/15/2012                997
      1,636   U.S. Central Credit Union, Senior Notes                                 2.70            9/30/2009              1,584
                                                                                                                        ----------
                                                                                                                             6,716
                                                                                                                        ----------
              DIVERSIFIED CHEMICALS (0.1%)
      2,000   ICI Wilmington, Inc., Notes                                             4.38           12/01/2008              1,986
                                                                                                                        ----------

              ELECTRIC UTILITIES (2.0%)
      1,000   American Electric Power Co., Inc., Senior Notes                         4.71            8/16/2007              1,006
      3,000   Cedar Brakes II, LLC, Senior Notes, Series C(b)                         9.88            9/01/2013              3,509
      1,000   FirstEnergy Corp., Notes, Series B                                      6.45           11/15/2011              1,085
      1,000   FPL Energy National Wind, LLC, Secured Notes(b)                         5.61            3/10/2024              1,015
      2,000   Monongahela Power Co., Notes, Series A                                  7.36            1/15/2010              2,170
      2,066   Oglethorpe Power Corp., Secured Series Facility Bonds                   6.97            6/30/2011              2,173
      2,000   Pinnacle West Energy Corp., Senior Notes(b)                             4.00(c)         4/01/2007              2,002
        986   Power Contract Financing, Pass-Through Certificates(b)                  5.20            2/01/2006                990
      2,000   Power Contract Financing, Senior Notes(b)                               6.26            2/01/2010              2,062
      2,000   PPL Capital Funding, Inc., Guaranteed Notes, Series A                   4.33            3/01/2009              1,981
      2,000   Public Service Electric & Gas Co., First Mortgage Bonds, Series A       3.58(c)         6/23/2006              2,000
      2,000   Sempra Energy ESOP, Series 1999 (NBGA)(b)                               4.21           11/01/2014(e)           1,988
      3,000   Tristate General & Transport Association, Bonds(b)                      6.04            1/31/2018              3,176
      2,000   TXU Electricity Ltd., Senior Notes, Series TCRS                         7.25           12/01/2016              2,404
      3,000   TXU Energy Co., LLC, Senior Notes                                       7.00            3/15/2013              3,352
      1,000   West Penn Power Co., Notes                                              6.63            4/15/2012              1,097
                                                                                                                        ----------
                                                                                                                            32,010
                                                                                                                        ----------

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

  PRINCIPAL                                                                                                                 MARKET
     AMOUNT                                                                         COUPON                                   VALUE
      (000)   SECURITY                                                                RATE             MATURITY              (000)
----------------------------------------------------------------------------------------------------------------------------------
              FOOD RETAIL (0.1%)
    $ 2,000   Safeway, Inc., Notes                                                    5.80%           8/15/2012         $    2,091
                                                                                                                        ----------
              GAS UTILITIES (0.6%)
      1,000   Enbridge Energy Partners, LP, Senior Notes                              5.35           12/15/2014              1,022
      2,000   Energy Transfer Partners, LP, Senior Notes                              5.95            2/01/2015              2,056
      2,000   Noram Energy Corp., Debentures                                          6.50            2/01/2008              2,090
      1,040   Northern Border Partners, LP, Senior Notes, Series A                    8.88            6/15/2010              1,219
      2,000   TGT Pipeline, LLC, Notes(b)                                             5.50            2/01/2017              2,052
      1,000   Valero Logistics Operations, LP, Senior Notes                           6.05            3/15/2013              1,060
                                                                                                                        ----------
                                                                                                                             9,499
                                                                                                                        ----------
              HEALTH CARE EQUIPMENT (0.1%)
      1,000   Baxter International, Inc., Notes                                       7.13            2/01/2007              1,035
                                                                                                                        ----------
              HEALTH CARE FACILITIES (0.1%)
      2,000   HCA, Inc., Notes                                                        5.25           11/06/2008              2,002
                                                                                                                        ----------
              HOUSEHOLD APPLIANCES (0.1%)
      1,000   Whirlpool Corp., Debentures                                             7.75            7/15/2016              1,183
                                                                                                                        ----------
              HOUSEWARES & SPECIALTIES (0.1%)
      2,000   Newell Rubbermaid, Inc., MTN, Series A                                  6.35            7/15/2008              2,087
                                                                                                                        ----------
              MANAGED HEALTH CARE (0.2%)
      1,000   Coventry Health Care, Inc., Senior Notes                                6.13            1/15/2015              1,040
      2,135   Highmark, Inc., Senior Notes(b)                                         6.80            8/15/2013              2,374
                                                                                                                        ----------
                                                                                                                             3,414
                                                                                                                        ----------
              MULTI-LINE INSURANCE (0.2%)
      2,000   American General Finance Corp., MTN, Series I                           4.88            7/15/2012              2,026
      1,000   ASIF Global Financing XIX, Senior Notes(b)                              4.90            1/17/2013              1,020
                                                                                                                        ----------
                                                                                                                             3,046
                                                                                                                        ----------
              MULTI-SECTOR HOLDINGS (0.1%)
      1,000   Leucadia National Corp., Senior Notes                                   7.00            8/15/2013              1,009
                                                                                                                        ----------
              MULTI-UTILITIES (0.3%)
      2,000   Duke Capital Corp., LLC, Senior Notes                                   5.50            3/01/2014              2,066
      2,000   PSEG Funding Trust, Notes                                               5.38           11/16/2007              2,032
                                                                                                                        ----------
                                                                                                                             4,098
                                                                                                                        ----------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
      2,000   Cooper Cameron Corp., Senior Notes                                      2.65            4/15/2007              1,941
      2,000   Halliburton Co., Senior Notes                                           5.11(c)        10/17/2005              2,003
        500   Seacor Holdings, Inc., Senior Notes                                     5.88           10/01/2012                495
      1,000   Seacor Holdings, Inc., Senior Notes                                     7.20            9/15/2009              1,051
                                                                                                                        ----------
                                                                                                                             5,490
                                                                                                                        ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      1,000   Southwestern Energy Co., MTN                                            7.63            5/01/2027(o)           1,113
                                                                                                                        ----------
              OIL & GAS REFINING & MARKETING (0.2%)
      2,000   Magellan Midstream Partners, LP, Notes                                  6.45            6/01/2014              2,184
        500   Ultramar Diamond Shamrock Corp., Senior Notes                           6.75           10/15/2037                554
                                                                                                                        ----------
                                                                                                                             2,738
                                                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

  PRINCIPAL                                                                                                                 MARKET
     AMOUNT                                                                         COUPON                                   VALUE
      (000)   SECURITY                                                                RATE             MATURITY              (000)
----------------------------------------------------------------------------------------------------------------------------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    $ 1,000   Citigroup, Inc., Global Notes                                           4.25%           7/29/2009         $      999
                                                                                                                        ----------
              PACKAGED FOODS & MEAT (0.1%)
      2,000   Kraft Foods, Inc., Notes                                                4.63           11/01/2006              2,007
                                                                                                                        ----------
              PAPER PACKAGING (0.1%)
      1,000   Temple-Inland, Inc., Notes                                              5.00            5/17/2007              1,006
                                                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (1.2%)
      2,000   21st Century Insurance Group, Senior Notes                              5.90           12/15/2013              2,088
      2,000   ACE INA Holdings, Inc., Senior Notes                                    5.88            6/15/2014              2,103
      1,000   AXIS Capital Holdings Ltd., Senior Notes                                5.75           12/01/2014              1,034
      2,000   Berkshire Hathaway Finance Corp., Senior Notes                          4.85            1/15/2015              2,034
      2,000   Berkshire Hathaway, Inc., Notes(b)                                      4.75            5/15/2012              2,022
      1,000   Fidelity National Financial, Inc., Notes                                5.25            3/15/2013                972
      1,000   Fidelity National Financial, Inc., Notes                                7.30            8/15/2011              1,083
      2,000   Fund American Companies, Inc., Notes                                    5.88            5/15/2013              2,080
      1,500   Markel Corp., Senior Notes                                              7.00            5/15/2008              1,584
      1,000   Markel Corp., Notes                                                     7.20            8/15/2007              1,046
      1,000   Ohio Casualty Corp., Notes                                              7.30            6/15/2014              1,102
      1,000   RLI Corp., Senior Notes                                                 5.95            1/15/2014              1,022
      1,000   W.R. Berkley Corp., Senior Notes                                        5.60            5/15/2015              1,027
                                                                                                                        ----------
                                                                                                                            19,197
                                                                                                                        ----------
              PUBLISHING (0.2%)
      2,000   Knight-Ridder, Inc., Notes                                              5.75            9/01/2017              2,036
      2,000   Scholastic Corp., Notes                                                 5.00            4/15/2013              1,963
                                                                                                                        ----------
                                                                                                                             3,999
                                                                                                                        ----------
              RAILROADS (0.1%)
      2,000   Union Pacific Railroad Corp., Pass-Through Certificates,
                 Series 2004-2(b)                                                     5.21            9/30/2014              2,062
                                                                                                                        ----------
              REAL ESTATE INVESTMENT TRUSTS (1.4%)
      1,000   Arden Realty, LP, Notes                                                 5.25            3/01/2015              1,003
      1,000   BRE Properties, Inc., Senior Notes                                      4.88            5/15/2010                999
      2,000   Duke Realty, LP, Notes                                                  5.40            8/15/2014              2,070
      2,000   EOP Operating, LP, Guaranteed Notes                                     4.75            3/15/2014              1,965
      2,000   ERP Operating, LP, Notes                                                5.25            9/15/2014              2,053
      1,000   Gables Realty, LP, Senior Notes                                         5.00            3/15/2010                991
      1,500   Gables Realty, LP, Senior Notes                                         5.75            7/15/2007              1,529
      1,000   Hospitality Properties Trust, Senior Notes                              5.13            2/15/2015                987
      2,000   Liberty Property, LP, Senior Notes                                      5.65            8/15/2014              2,087
      2,000   Mack-Cali Realty, LP, Notes                                             5.05            4/15/2010              2,019
      3,000   Pan Pacific Retail Properties, Inc., Notes                              5.25            9/01/2015              3,043
      1,000   Post Apartment Homes LP, Senior Notes                                   5.45            6/01/2012              1,005
      2,000   Union Dominion Realty Trust, Senior Notes                               5.25            1/15/2015              2,014
                                                                                                                        ----------
                                                                                                                            21,765
                                                                                                                        ----------
              REGIONAL BANKS (0.5%)
      2,000   Bank of Hawaii, Notes                                                   6.88            3/01/2009              2,149
      2,000   First Republic Bank Corp., Subordinated Notes                           7.75            9/15/2012              2,230
      1,000   Hudson United Bank, Subordinated Notes                                  7.00            5/15/2012              1,122
      2,453   PNC Financial Services, Trust Preferred Securities, Series C            8.88            3/15/2027              2,706
                                                                                                                        ----------
                                                                                                                             8,207
                                                                                                                        ----------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

  PRINCIPAL                                                                                                                 MARKET
     AMOUNT                                                                         COUPON                                   VALUE
      (000)   SECURITY                                                                RATE             MATURITY              (000)
----------------------------------------------------------------------------------------------------------------------------------
              REINSURANCE (0.3%)
    $ 2,000   Montpelier Re Holdings Ltd., Senior Notes                               6.13%           8/15/2013         $    2,088
      2,000   Platinum Underwriters Finance, Inc., Notes(b)                           7.50            6/01/2017              2,104
                                                                                                                        ----------
                                                                                                                             4,192
                                                                                                                        ----------
              THRIFTS & MORTGAGE FINANCE (0.8%)
      1,000   Countrywide Financial Corp., MTN, Series A                              4.50            6/15/2010                996
      1,000   Countrywide Home Loan, Guaranteed Notes, Series MTNL                    4.00            3/22/2011                968
      1,000   Countrywide Home Loan, Notes, Series MTN                                4.13            9/15/2009                985
      2,000   Independence Community Bank Corp., Notes(m)                             3.50            6/20/2013              1,943
      3,000   Roslyn Bancorp, Inc., Senior Notes                                      7.50           12/01/2008              3,253
      2,000   Washington Mutual Bank, Subordinated Notes                              5.65            8/15/2014              2,105
      2,000   World Savings Bank Federal Savings Bank, Notes                          4.13           12/15/2009              1,982
                                                                                                                        ----------
                                                                                                                            12,232
                                                                                                                        ----------
              TOBACCO (0.2%)
      1,000   Universal Corp., MTN, Series C                                          5.20           10/15/2013                893
      2,000   Universal Corp., MTN, Series B                                          7.88            2/15/2008              2,071
                                                                                                                        ----------
                                                                                                                             2,964
                                                                                                                        ----------
              TRUCKING (0.2%)
      2,750   Roadway Corp., Senior Notes                                             8.25           12/01/2008              2,992
                                                                                                                        ----------
              Total corporate obligations (cost: $180,594)                                                                 182,103
                                                                                                                        ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (1.7%)(f)

              DIVERSIFIED BANKS (0.4%)
      1,500   Chuo Mitsui Trust & Banking Co., Subordinated Notes (Japan)(b,h,m)      5.51           12/29/2049              1,484
      1,000   Mizuho Finance, Notes (Japan)(b)                                        5.79            4/15/2014              1,066
      1,000   Nordea Bank AB, Subordinated Notes (Sweden)(b,m)                        5.42           12/29/2049              1,027
      1,000   Skandinaviska Enskilda Banken, Subordinated Bonds (Sweden)(b,m)         5.47            3/29/2049              1,027
      2,000   UFJ Finance Aruba AEC, Notes (Aruba)                                    8.75           11/13/2049              2,214
                                                                                                                        ----------
                                                                                                                             6,818
                                                                                                                        ----------
              DIVERSIFIED METALS & MINING (0.1%)
      2,000   Glencore Funding, LLC, Notes (Switzerland)(b)                           6.00            4/15/2014              1,915
                                                                                                                        ----------
              FOREIGN GOVERNMENT (0.1%)
      2,000   Republic of Poland, Global Unsubordinated Notes (Poland)                5.25            1/15/2014              2,098
                                                                                                                        ----------
              INTEGRATED OIL & GAS (0.2%)
      2,000   BP Capital plc, Company Guaranty Notes (United Kingdom)                 2.75           12/29/2006              1,963
      1,000   Pemex Finance Ltd., Senior Notes (Mexico)                               8.88           11/15/2010              1,128
                                                                                                                        ----------
                                                                                                                             3,091
                                                                                                                        ----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
      1,000   Telecom Italia Capital, Guaranteed Senior Notes, Series A
                 (Luxembourg)                                                         4.00           11/15/2008                986
                                                                                                                        ----------
              OIL & GAS DRILLING (0.1%)
        971   Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(b)                5.33            8/01/2013                968
                                                                                                                        ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
      2,000   Canadian Oil Sands Ltd., Notes (Canada)(b)                              5.80            8/15/2013              2,109
      1,000   Nexen, Inc., Notes (Canada)                                             5.05           11/20/2013              1,010
      2,000   RAS Laffan Liquefied Natural Gas Co. Ltd. II Bonds, Series A
                 (Qatar)(b)                                                           5.30            9/30/2020              2,054
                                                                                                                        ----------
                                                                                                                             5,173
                                                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

  PRINCIPAL                                                                                                                 MARKET
     AMOUNT                                                                         COUPON                                   VALUE
      (000)   SECURITY                                                                RATE             MATURITY              (000)
----------------------------------------------------------------------------------------------------------------------------------
              PAPER PRODUCTS (0.1%)
    $ 1,000   Domtar, Inc., Notes (Canada)                                            5.38%          12/01/2013         $      904
                                                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
      1,145   Mantis Reef Ltd. II, Notes (Australia)(b)                               4.80           11/03/2009              1,142
                                                                                                                        ----------
              REAL ESTATE INVESTMENT TRUSTS (0.1%)
      2,000   Westfield Capital Corp., Senior Notes (Australia)(b)                    5.13           11/15/2014              2,030
                                                                                                                        ----------
              REINSURANCE (0.1%)
      2,000   Stingray Pass-Through Trust, Pass-Through Certificates (Bermuda)(b)     5.90            1/12/2015              2,028
                                                                                                                        ----------
              Total Eurodollar and Yankee obligations (cost: $26,905)                                                       27,153
                                                                                                                        ----------
              ASSET-BACKED SECURITIES (1.0%)

              AIRLINES (0.4%)
      1,603   Airport Airplanes, Pass-Through Certificates, Series 1R,
                 Class A8, EETC                                                       3.95(c)         3/15/2019              1,507
      1,107   America West Airlines, Inc., Pass-Through Certificates,
                 Series 1996-1, Class A, EETC                                         6.85            7/02/2009              1,099
      1,982   America West Airlines, Inc., Pass-Through Certificates,
                 Series 1999-1, Class G, EETC (INS)                                   7.93            1/02/2019              2,173
      1,679   Northwest Airlines Corp., Pass-Through Certificates,
                 Series 1999-2A, EETC                                                 7.58            3/01/2019              1,700
                                                                                                                        ----------
                                                                                                                             6,479
                                                                                                                        ----------
              ASSET-BACKED FINANCING (0.4%)
      2,000   ARG Funding Corp., Subordinated Bonds, Series 2003-1A, Class C2         6.64            3/20/2007              1,998
      2,000   Chase Credit Card Owner Trust, Series 2002-5, Class A                   3.67(c)        10/15/2009              2,004
      2,000   Household Affinity Credit Card Master Note Trust I,
                 Series 2003-2, Class B                                               2.51            2/15/2008              1,986
      1,000   Permanent Financing plc, Notes, Series 8, Class 1B                      3.52(c)         6/10/2042              1,000
                                                                                                                        ----------
                                                                                                                             6,988
                                                                                                                        ----------
              INTEGRATED OIL & GAS (0.2%)
      2,690   Merey Sweeny, LP, Senior Notes(b)                                       8.85           12/18/2019              3,261
                                                                                                                        ----------
              Total asset-backed securities (cost: $16,703)                                                                 16,728
                                                                                                                        ----------
              COMMERCIAL MORTGAGE SECURITIES (1.5%)

              COMMERCIAL MORTGAGE-BACKED SECURITIES (1.5%)
      5,000   Commercial Mortgage Pass-Through Certificates,
                 Series 2004-LB2A, Class A2                                           3.60            3/10/2039              4,882
      2,428   Credit Suisse First Boston Mortgage Securities Corp.,
                 Series 2001-CK6, Class A2                                            6.10            8/15/2036              2,480
      3,000   G-Force, LLC, Series 2005-RR2, Class A2(b,p)                            5.16           12/27/2039              3,064
      1,347   J.P. Morgan Chase Commercial Mortgage Securities Corp.,
                 Series 2004-CBX, Class A1                                            3.18            1/12/2037              1,337
      5,000   LB-UBS Commercial Mortgage Trust, Series 2003-C1, Class A3              4.10            3/15/2027              4,903
      3,000   LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5              4.85            9/15/2031              3,052
      2,000   Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A2        6.48           11/15/2026              2,082
      2,000   Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class APB     4.81            4/15/2042              2,028
                                                                                                                        ----------
                                                                                                                            23,828
                                                                                                                        ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)(d,r)
      9,250   Bear Stearns Commercial Mortgage Securities, Inc.,
                 Series 2004-ESA, Class X1 (acquired 6/17/2004; cost $538)(b,n)       2.06            5/14/2016                611
                                                                                                                        ----------
              Total commercial mortgage securities (cost: $23,922)                                                          24,439
                                                                                                                        ----------

14

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

  PRINCIPAL                                                                                                                 MARKET
     AMOUNT                                                                         COUPON                                   VALUE
      (000)   SECURITY                                                                RATE             MATURITY              (000)
----------------------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES (4.3%)(k)

              ASSET-BACKED FINANCING (0.2%)
    $ 2,655   U.S. Small Business Administration, Participation Certificates,
                 Series 2003-20 F                                                     4.07%           6/01/2023         $    2,605
                                                                                                                        ----------
              DEBENTURES (0.3%)
      5,000   Fannie Mae, CPI Floating Rate Notes(+)                                  3.67(c)         2/17/2009              4,983
                                                                                                                        ----------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)
      5,123   Freddie Mac, Series 2389 VH(+)                                          6.00           12/01/2031              5,198
              Government National Mortgage Assn. I,
      2,000      Series 2003-50 PC                                                    5.50            3/16/2032              2,042
      1,000      Series 2001-49 VB                                                    7.00           11/16/2016              1,014
                                                                                                                        ----------
                                                                                                                             8,254
                                                                                                                        ----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (2.9%)
              Fannie Mae(+),
      6,620      Pool 706349                                                          5.00            5/01/2033              6,595
        707      Pool 610989                                                          6.50           10/01/2016                733
      1,278      Pool 253180                                                          6.50            2/01/2030              1,326
        545      Pool 535164                                                          7.00            2/01/2030                572
        225      Pool 547483                                                          7.00            8/01/2030                236
              Freddie Mac,(+)
      4,838      Pool C79394                                                          5.50            4/01/2033              4,898
     12,856      Pool C01491                                                          6.00            2/01/2033             13,181
              Government National Mortgage Assn. I,
      1,956      Pool 780860                                                          6.00            9/15/2028              2,021
      1,414      Pool 603869                                                          6.00            1/15/2033              1,460
        296      Pool 340945                                                          6.50            5/15/2023                310
        486      Pool 352106                                                          6.50            8/15/2023                509
        171      Pool 366762                                                          6.50            4/15/2024                180
        768      Pool 577423                                                          6.50            1/15/2032                802
      7,390      Pool 781496                                                          6.50            9/15/2032              7,716
      1,194      Pool 575469                                                          7.00           12/15/2031              1,257
      1,328      Pool 583624                                                          7.00            6/15/2032              1,397
         34      Pool 206743                                                          7.50            3/15/2017                 37
        114      Pool 207904                                                          7.50            3/15/2017                121
         16      Pool 207950                                                          7.50            3/15/2017                 18
         27      Pool 166093                                                          8.00            6/15/2016                 29
         11      Pool 166108                                                          8.00            6/15/2016                 11
         21      Pool 177786                                                          8.00            9/15/2016                 22
         40      Pool 186000                                                          8.00           11/15/2016                 43
         31      Pool 193968                                                          8.00           12/15/2016                 33
         37      Pool 203822                                                          8.00            3/15/2017                 39
          3      Pool 034140                                                          8.50            9/15/2009                  3
          8      Pool 138007                                                          8.50            6/15/2016                  9
          7      Pool 164021                                                          8.50            6/15/2016                  7
         27      Pool 159980                                                          8.50            7/15/2016                 30
          5      Pool 176311                                                          8.50            9/15/2016                  5
          2      Pool 177247                                                          8.50            9/15/2016                  2
         13      Pool 174005                                                          8.50           12/15/2016                 14
         25      Pool 197279                                                          8.50           12/15/2016                 27
         31      Pool 190671                                                          8.50            1/15/2017                 34
          5      Pool 197400                                                          8.50            1/15/2017                  5
         24      Pool 201986                                                          8.50            1/15/2017                 26
         17      Pool 185270                                                          8.50            2/15/2017                 19

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

  PRINCIPAL                                                                                                                 MARKET
     AMOUNT                                                                         COUPON                                   VALUE
      (000)   SECURITY                                                                RATE             MATURITY              (000)
----------------------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Assn. I,
    $     3      Pool 157116                                                          9.00%           6/15/2016         $        4
          1      Pool 162801                                                          9.00            7/15/2016                  1
          3      Pool 166282                                                          9.00            7/15/2016                  4
          2      Pool 164502                                                          9.00            8/15/2016                  2
          6      Pool 172663                                                          9.00            9/15/2016                  7
          3      Pool 170810                                                          9.00           10/15/2016                  3
         17      Pool 031433                                                          9.50            6/15/2009                 19
          1      Pool 032271                                                          9.50            6/15/2009                  1
         22      Pool 034679                                                          9.50            6/15/2009                 23
          6      Pool 035052                                                          9.50            9/15/2009                  6
         23      Pool 167971                                                          9.50            7/15/2016                 26
         19      Pool 172771                                                          9.50            9/15/2016                 21
          3      Pool 185417                                                          9.50           11/15/2016                  3
         18      Pool 186335                                                          9.50           11/15/2016                 20
          4      Pool 187909                                                          9.50           11/15/2016                  5
          -      Pool 184544                                                          9.50           12/15/2016                  -
         56      Pool 189802                                                          9.50            4/15/2017                 62
         25      Pool 214646                                                          9.50            5/15/2017                 28
          9      Pool 225137                                                          9.50            8/15/2017                 10
         22      Pool 037733                                                         10.00           11/15/2009                 23
          3      Pool 037889                                                         10.00           11/15/2009                  4
         17      Pool 037888                                                         10.00           11/15/2009                 18
         14      Pool 036897                                                         10.00           12/15/2009                 15
          4      Pool 059731                                                         11.50            3/15/2013                  5
              Government National Mortgage Assn. II,
      1,205      Pool 781494                                                          6.50            8/20/2031              1,253
        595      Pool 002934                                                          7.50            6/20/2030                630
        147      Pool 003070                                                          7.50            4/20/2031                156
        543      Pool 002958                                                          8.00            8/20/2030                580
                                                                                                                        ----------
                                                                                                                            46,656
                                                                                                                        ----------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.4%)
      1,800   Perforadora Centrale S.A. de C.V. "A", Guaranteed Bond,
                 Series A, Title XI                                                   5.24           12/15/2018              1,867
      4,048   Rowan Companies, Inc., Guaranteed Bond, Title XI                        2.80           10/20/2013              3,799
                                                                                                                        ----------
                                                                                                                             5,666
                                                                                                                        ----------
              Total U.S. government agency issues (cost: $67,367)                                                           68,164
                                                                                                                        ----------
              U.S. TREASURY SECURITIES (1.3%)

              BOND (0.3%)(h)
      4,000   5.38%, 2/15/2031                                                                                               4,691
                                                                                                                        ----------
              NOTES (0.8%)
      7,000   3.75%, 5/15/2008(h)                                                                                            6,985
      5,000   3.88%, 7/15/2010(h)                                                                                            5,002
                                                                                                                        ----------
                                                                                                                            11,987
                                                                                                                        ----------
              INFLATION-INDEXED NOTE (0.2%)(a)
      3,353   3.5%, 1/15/2011                                                                                                3,710
                                                                                                                        ----------
              Total U.S. Treasury securities (cost: $19,813)                                                                20,388
                                                                                                                        ----------
              MUNICIPAL BONDS (0.3%)

              CASINOS & GAMING (0.1%)
      2,000   Mashantucket (Western) Pequot Tribe, CT, Bonds(b)                       5.91            9/01/2021              2,048
                                                                                                                        ----------

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                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

  PRINCIPAL                                                                                                                 MARKET
     AMOUNT                                                                         COUPON                                   VALUE
      (000)   SECURITY                                                                RATE             MATURITY              (000)
----------------------------------------------------------------------------------------------------------------------------------
              COMMUNITY SERVICE (0.1%)
    $ 1,385   Jicarilla Apache Nation, NM, RB                                         2.95%          12/01/2006         $    1,370
                                                                                                                        ----------
              HOSPITAL (0.1%)
      2,000   Rhode Island State Health & Education RB, Series C (LOC - Citizens
                 Bank of Rhode Island)                                                3.60            9/15/2033(e)           1,966
                                                                                                                        ----------
              Total municipal bonds (cost: $5,385)                                                                           5,384
                                                                                                                        ----------
              Total bonds (cost: $340,689)                                                                                 344,359
                                                                                                                        ----------

              MONEY MARKET INSTRUMENTS (7.5%)

              COMMERCIAL PAPER (0.8%)
              -----------------------
              OTHER DIVERSIFIED FINANCIAL SERVICES
     13,245   Wheels, Inc.(b,g)                                                       3.60            9/01/2005             13,245
                                                                                                                        ----------

              DISCOUNT NOTES (0.3%)
              ---------------------
      4,124   Federal Home Loan Bank(k,+)                                             3.16(l)         9/01/2005              4,124
                                                                                                                        ----------

     NUMBER
  OF SHARES
-----------
              MONEY MARKET FUNDS (6.4%)
              -------------------------
 39,529,486   SSgA Money Market Fund                                                  3.17(i)                               39,529
 63,182,804   SSgA Prime Money Market Fund                                            3.36(i)                               63,183
                                                                                                                        ----------
                                                                                                                           102,712
                                                                                                                        ----------
              Total money market instruments (cost: $120,081)                                                              120,081
                                                                                                                        ----------

  PRINCIPAL
     AMOUNT
      (000)
-----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (4.2%)(q)

              COMMERCIAL PAPER (0.6%)
              -----------------------
    $10,000   Goldman Sachs Group, Inc.                                               3.59(c)         5/25/2006             10,000
                                                                                                                        ----------

              CORPORATE OBLIGATIONS (1.3%)
              ----------------------------
     10,000   Premier Asset Collection LLC, Notes                                     3.58(c)         3/24/2006             10,001
     10,000   Wells Fargo & Co., Notes                                                3.77(c)        12/16/2005             10,007
                                                                                                                        ----------
                                                                                                                            20,008
                                                                                                                        ----------
              REPURCHASE AGREEMENTS (2.3%)(j)
              -------------------------------
     23,000   CS First Boston, LLC, 3.58%, acquired on 8/31/2005 and due
                 9/01/2005 at $23,000 (collateralized by $22,225 of U.S. Treasury
                 Notes(k), 5.00%, due 8/15/2011; market value $23,463)                                                      23,000
     12,000    Deutsche Bank Securities, Inc., 3.57%, acquired on 8/31/2005 and due 9/01/2005 at $12,000 (collateralized by $12,254 of Freddie Mac
                 Discount Notes(k,+), 4.13%, due 4/12/2007; market value $12,241)                                           12,000
      2,235    Lehman Brothers, Inc., 3.53%, acquired on 8/31/2005 and due
                 9/01/2005 at $2,235 (collateralized by $2,600 of Freddie Mac
                 STRIPS(k,+), 4.16%(l), due 10/15/2008; market value $2,283)                                                 2,235
                                                                                                                        ----------
                                                                                                                            37,235
                                                                                                                        ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

                                                                                          MARKET
     NUMBER                                                                                VALUE
  OF SHARES   SECURITY                                                                     (000)
------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.0%)(r)
              ----------------------------
    143,860   AIM Short-Term Investment Co. Liquid Assets Portfolio, 3.50%(i)         $      144
     48,319   Merrill Lynch Premier Institutional Fund, 3.38%(i)                              48
                                                                                      ----------
                                                                                             192
                                                                                      ----------
              Total short-term investments purchased with cash collateral
                 from securities loaned (cost: $67,432)                                   67,435
                                                                                      ----------

              TOTAL INVESTMENTS (COST: $1,464,004)                                    $1,675,477
                                                                                      ==========

18

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           to Portfolio of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, including exchange-traded funds, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

            6. Securities for which market quotations are not readily
               available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of August 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2005, were $223,511,000 and $12,038,000, respectively, resulting in net unrealized appreciation of $211,473,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,603,330,000 at August 31, 2005, and, in total, may not equal 100%.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         E. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         F. iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on various stock exchanges.

         G. SPDR - Standard & Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange
            (AMEX).

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         CPI    Consumer Price Index
         EETC   Enhanced Equipment Trust Certificate
         ESOP   Employee Stock Ownership Plan
         MTN    Medium-Term Note
         RB     Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, or other corporation, or a collateral trust may provide the enhancement.

20

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           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.
         (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.
         (INS) Scheduled principal and interest payments are insured by AMBAC Assurance Corp. The insurance does not guarantee the market value of the security.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2005.

         (d) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (e) Security has a mandatory put, which shortens its effective maturity date.

         (f) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (g) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2005 (UNAUDITED)

         (h) The security or a portion thereof was out on loan as of August 31, 2005. The aggregate fair market value of these securities as of August 31, 2005, was approximately $64,817,000.

         (i) Rate represents the money market fund annualized seven-day yield at August 31, 2005.

         (j) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (k) U.S. government agency issues - mortgage-backed securities issued by the Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (l) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (m) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

         (n) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The market value of these securities at August 31, 2005, was $8,690,000, which represented 0.5% of the Fund's net assets.

         (o) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature may shorten the effective maturity of the security.

         (p) Security was fair valued at August 31, 2005, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

         (q) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (r) Represents less than 0.1% of net assets.

         * Non-income-producing security for the 12 months preceding August 31, 2005.

22

 N O T E S
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

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                 Paper

          [LOGO OF USAA]           WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA                ----------------------------------
                                      INSURANCE o MEMBER SERVICES

48047-1005                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 19, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 25, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    OCTOBER 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.